CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Services		$ 1,351.8	$ 788.5	$ 415.0
Product sales		863.0	464.9	159.9
Instant games		544.0	533.0	516.0
Total revenue		2,758.8	1,786.4	1,090.9
Operating expenses:
Cost of services	[1]	372.7	283.7	203.1
Cost of product sales	[1]	405.5	274.3	103.5
Cost of instant games	[1]	325.9	291.4	285.1
Selling, general and administrative		567.7	507.7	266.4
Research and development		183.9	117.0	26.0
Employee termination and restructuring		21.9	30.7	22.7
Depreciation and amortization		903.2	454.3	202.4
Goodwill impairments		1,002.6	0.0	0.0
Operating loss		(1,024.6)	(172.7)	(18.3)
Other (expense) income:
Interest expense		(664.9)	(307.2)	(119.5)
Earnings (loss) from equity investments		16.9	(7.6)	1.5
Loss on early extinguishment of debt		0.0	(25.9)	(5.9)
Gain on sale of equity interest		0.0	14.5	0.0
Other (expense) income, net		(21.6)	4.0	(1.1)
Total other expense, net		(669.6)	(322.2)	(125.0)
Net loss from continuing operations before income taxes		(1,694.2)	(494.9)	(143.3)
Income tax benefit		299.9	260.6	117.7
Net loss from continuing operations		(1,394.3)	(234.3)	(25.6)
Discontinued operations:
Loss from discontinued operations		0.0	0.0	(3.0)
Gain on sale of assets		0.0	0.0	0.8
Income tax expense		0.0	0.0	(2.4)
Net loss from discontinued operations		0.0	0.0	(4.6)
Net loss		(1,394.3)	(234.3)	(30.2)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain		(136.2)	(97.4)	18.2
Pension and post-retirement gain (loss), net of tax		7.0	(8.7)	5.3
Derivative financial instruments unrealized gain (loss), net of tax		1.4	(6.6)	(2.2)
Other comprehensive (loss) income		(127.8)	(112.7)	21.3
Comprehensive loss		$ (1,522.1)	$ (347.0)	$ (8.9)
Earnings Per Share, Basic:
Basic from continuing operations (in dollars per share)		$ (16.23)	$ (2.77)	$ (0.30)
Basic from discontinued operations (in dollars per share)		0.00	0.00	(0.06)
Total net loss per share (in dollars per share)		(16.23)	(2.77)	(0.36)
Earnings Per Share, Diluted:
Diluted from continuing operations (in dollars per share)		(16.23)	(2.77)	(0.30)
Diluted from discontinued operations (in dollars per share)		0.00	0.00	(0.06)
Total diluted net loss per share (in dollars per share)		$ (16.23)	$ (2.77)	$ (0.36)
Weighted average number of shares used in per share calculations:
Basic shares (in shares)		85.9	84.6	85.0
Diluted shares (in shares)		85.9	84.6	85.0

[1]	Exclusive of D&A.